Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	May 01, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year(1)	SCT Total for Randall	CAP for Randall(2)	SCT Total for Meyer	CAP for Meyer(2)	Average SCT for Non-PEO NEOs	Average CAP for Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income(3)
2024	$2,298,035	$4,846,704	$1,304,257	$4,033,777	$1,022,526	$2,707,490	$243	($75,817,000)
2023	-	-	$2,112,624	$1,088,052	$792,929	$668,546	$73	($23,544,000)
2022	-	-	$2,042,472	$2,156,711	$842,552	$485,722	$86	($38,847,000)

(1)	Mr. Randall was our Principal Executive Officer (“PEO”) since May 1, 2024, with Mr. Meyer serving as PEO prior to May 1, 2024, in fiscal years 2024, 2023 and 2022. The individuals comprising the Non-PEO named executive officers (NEOs) for each year presented are listed below:

2022	2023	2024
Terrence R. Rogers	Terrence R. Rogers	W. Matthew Tonn
W. Matthew Tonn	W. Matthew Tonn	Michael A. Riordan
Michael A. Riordan	Michael A. Riordan

(2)	The table below provides the details on the manner in which CAP was determined based on the summary compensation table total (“SCT Total”) amounts shown for the PEO and the other Non-PEO NEOs.
	SCT Total	Subtract Reported SCT Stock Awards Value	Subtract Reported SCT Option Awards Value	Add FYE fair value of outstanding and unvested awards granted during the FY	Add vesting date fair value of awards that are granted and vest during the FY	Add Change in fair value of outstanding and unvested awards at FYE from prior FYE	Add the Change in fair value of awards that vested during the FY from the prior FYE	Subtract the fair value as of the prior FYE for awards that did not vest	CAP

2024
Randall	$2,298,035	$450,481	$450,487	$3,034,389		$278,832	$136,416	-	$4,846,704
Meyer	$1,304,257	$468,752	$468,686	$2,097,951	$475,620	$1,052,554	$40,833	-	$4,033,777
Avg. Non-PEO NEOs	$1,022,526	$165,377	$165,353	$1,218,422		$768,708	$28,564	-	$2,707,490

2023
PEO(4)	$2,112,624	$423,749	$421,651	$339,453	$376,373	$(911,602)	$16,604	$-	$1,088,052
Avg. Non-PEO NEOs	$792,929	$119,063	$118,473	$195,213		$(89,248)	$7,188	$-	$668,546

2022
PEO	$2,042,472	$423,749	$423,750	$700,715		$201,858	$59,166	$-	$2,156,711
Avg. Non-PEO NEOs	$842,552	$157,799	$186,917	$202,696		$(48,473)	$19,546	$(185,884)	$485,722

(3)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statement for the applicable year.
(4)	The 2023 CAP value for Mr. Meyer did not account for the retirement vesting treatment for his restricted shares and has been corrected.

Named Executive Officers, Footnote
(1)	Mr. Randall was our Principal Executive Officer (“PEO”) since May 1, 2024, with Mr. Meyer serving as PEO prior to May 1, 2024, in fiscal years 2024, 2023 and 2022. The individuals comprising the Non-PEO named executive officers (NEOs) for each year presented are listed below:
2022	2023	2024
Terrence R. Rogers	Terrence R. Rogers	W. Matthew Tonn
W. Matthew Tonn	W. Matthew Tonn	Michael A. Riordan
Michael A. Riordan	Michael A. Riordan

Adjustment To PEO Compensation, Footnote
(2)	The table below provides the details on the manner in which CAP was determined based on the summary compensation table total (“SCT Total”) amounts shown for the PEO and the other Non-PEO NEOs.
	SCT Total	Subtract Reported SCT Stock Awards Value	Subtract Reported SCT Option Awards Value	Add FYE fair value of outstanding and unvested awards granted during the FY	Add vesting date fair value of awards that are granted and vest during the FY	Add Change in fair value of outstanding and unvested awards at FYE from prior FYE	Add the Change in fair value of awards that vested during the FY from the prior FYE	Subtract the fair value as of the prior FYE for awards that did not vest	CAP

2024
Randall	$2,298,035	$450,481	$450,487	$3,034,389		$278,832	$136,416	-	$4,846,704
Meyer	$1,304,257	$468,752	$468,686	$2,097,951	$475,620	$1,052,554	$40,833	-	$4,033,777
Avg. Non-PEO NEOs	$1,022,526	$165,377	$165,353	$1,218,422		$768,708	$28,564	-	$2,707,490

2023
PEO(4)	$2,112,624	$423,749	$421,651	$339,453	$376,373	$(911,602)	$16,604	$-	$1,088,052
Avg. Non-PEO NEOs	$792,929	$119,063	$118,473	$195,213		$(89,248)	$7,188	$-	$668,546

2022
PEO	$2,042,472	$423,749	$423,750	$700,715		$201,858	$59,166	$-	$2,156,711
Avg. Non-PEO NEOs	$842,552	$157,799	$186,917	$202,696		$(48,473)	$19,546	$(185,884)	$485,722

Non-PEO NEO Average Total Compensation Amount			$ 1,022,526	$ 792,929	$ 842,552
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,707,490	668,546	485,722
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The table below provides the details on the manner in which CAP was determined based on the summary compensation table total (“SCT Total”) amounts shown for the PEO and the other Non-PEO NEOs.
	SCT Total	Subtract Reported SCT Stock Awards Value	Subtract Reported SCT Option Awards Value	Add FYE fair value of outstanding and unvested awards granted during the FY	Add vesting date fair value of awards that are granted and vest during the FY	Add Change in fair value of outstanding and unvested awards at FYE from prior FYE	Add the Change in fair value of awards that vested during the FY from the prior FYE	Subtract the fair value as of the prior FYE for awards that did not vest	CAP

2024
Randall	$2,298,035	$450,481	$450,487	$3,034,389		$278,832	$136,416	-	$4,846,704
Meyer	$1,304,257	$468,752	$468,686	$2,097,951	$475,620	$1,052,554	$40,833	-	$4,033,777
Avg. Non-PEO NEOs	$1,022,526	$165,377	$165,353	$1,218,422		$768,708	$28,564	-	$2,707,490

2023
PEO(4)	$2,112,624	$423,749	$421,651	$339,453	$376,373	$(911,602)	$16,604	$-	$1,088,052
Avg. Non-PEO NEOs	$792,929	$119,063	$118,473	$195,213		$(89,248)	$7,188	$-	$668,546

2022
PEO	$2,042,472	$423,749	$423,750	$700,715		$201,858	$59,166	$-	$2,156,711
Avg. Non-PEO NEOs	$842,552	$157,799	$186,917	$202,696		$(48,473)	$19,546	$(185,884)	$485,722

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 243	73	86
Net Income (Loss)			(75,817,000)	(23,544,000)	(38,847,000)
PEO Name	Mr. Meyer	Mr. Randall
Nicholas J. Randall [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,298,035
PEO Actually Paid Compensation Amount			4,846,704
James R. Meyer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,304,257	2,112,624	2,042,472
PEO Actually Paid Compensation Amount			4,033,777	1,088,052	2,156,711
PEO | Nicholas J. Randall [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,034,389
PEO | Nicholas J. Randall [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			278,832
PEO | Nicholas J. Randall [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			136,416
PEO | Nicholas J. Randall [Member] | Stock Awards Value In Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(450,481)
PEO | Nicholas J. Randall [Member] | Option Awards Value In Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(450,487)
PEO | Nicholas J. Randall [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Unvested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | James R. Meyer [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | James R. Meyer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,097,951	339,453	700,715
PEO | James R. Meyer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,052,554	(911,602)	201,858
PEO | James R. Meyer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			475,620	376,373
PEO | James R. Meyer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			40,833	16,604	59,166
PEO | James R. Meyer [Member] | Stock Awards Value In Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(468,752)	(423,749)	(423,749)
PEO | James R. Meyer [Member] | Option Awards Value In Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(468,686)	(421,651)	(423,750)
PEO | James R. Meyer [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Unvested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,218,422	195,213	202,696
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			768,708	(89,248)	(48,473)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			28,564	7,188	19,546
Non-PEO NEO | Stock Awards Value In Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(165,377)	(119,063)	(157,799)
Non-PEO NEO | Option Awards Value In Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(165,353)	(118,473)	(186,917)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Unvested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (185,884)